Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 item
Commitments And Contingencies Disclosure
Number Of Moas	6
Number Of Shipbuilding Contracts	4
Number Of Newbuild Vessels	10
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 113,116
2014	125,522
2015	21,471
Total	260,109
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	110,016
2014	121,496
2015	20,894
Total	252,406
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	3,100
2014	4,026
2015	577
Total	$ 7,703